GARTMORE MUTUAL FUNDS

                               Gartmore Bond Fund
                          Gartmore Tax-Free Income Fund
                          Gartmore Government Bond Fund
                      Gartmore Morley Enhanced Income Fund
                           Gartmore Money Market Fund


                    Prospectus Supplement dated June 11, 2003
                        to Prospectus dated March 1, 2003

The disclosure on page 22 of the Prospectus under the heading "GARTMORE MORLEY CAPITAL MANAGEMENT, INC. - INVESTMENT ADVISER FOR GARTMORE MORLEY ENHANCED INCOME FUND - PORTFOLIO MANAGERS" is deleted and replaced in its entirety with the following:

     A team of portfolio managers from Gartmore Morley Capital Management, Inc. is responsible for the day-to-day management of the Gartmore Morley Enhanced Income Fund.

                  INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH
                      THE PROSPECTUS FOR FUTURE REFERENCE.